Operating segments	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating segments
2 Operating segments
Rio Tinto’s management structure is based on the principal product groups (PG) together with global support functions whose leaders make up the Executive Committee. The Executive Committee members each report directly to the Chief Executive of Rio Tinto who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM monitors the performance of each product group based on a number of measures, including underlying earnings, underlying EBITDA, capital expenditure, net cash generated from operating activities and Free cash flow. Our primary measure of profit is underlying EBITDA. Finance costs and net debt are managed on a group-wide basis and are therefore excluded from the segmental results.
The Group's reportable segments are based on principal product groups and are consistent with the internal reporting structure as at 31 December 2021. Business units (BUs) are allocated to PGs based on management structure. The reportable segments are described as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting.
Copper	Mining and refining of copper, gold, silver, molybdenum and other by-products; exploration activities together with the Simandou iron ore project, which is the responsibility of the Copper product group chief executive.
Minerals	Includes businesses with products such as borates, titanium dioxide feedstock together with the Iron Ore Company of Canada (iron ore mining and iron concentrate/pellet production). Also includes diamond mining, sorting and marketing.
The Group's reportable segments have been recast in accordance with the organisational restructure announced on 28 January 2021.The main impacts are as follows: Simandou has moved from the previous Energy & Minerals product group to the Copper product group; Uranium has moved from the previous Energy & Minerals product group to Other Operations; Diamonds has moved from the previous Copper & Diamonds product group to the Minerals product group; the Minerals product group retains the Argyle Residual operations and from 1 January 2021, Argyle Closure has moved to Other Operations. Argyle Residual operations includes activity relating to the sale of remaining diamond inventory and property held. Argyle Closure includes activity relating to the management and execution of the Argyle mine closure obligations and management of entities with interests in state and traditional owner agreements and licences. As a result of these changes, the Copper & Diamonds segment is renamed Copper and the Energy & Minerals segment is renamed Minerals from 2021. Other Operations, which also include our 100% interest in the Gove alumina refinery (in closure), Rio Tinto Marine, and the remaining legacy liabilities of Rio Tinto Coal Australia are separately shown from the above reportable segments as none of these operations met the quantitative thresholds to be reportable segments.

Year ended 31 December 2021	Gross product sales(b) US$m	Underlying EBITDA(c) US$m	Underlying earnings(d) US$m	Capital expenditure(e) US$m	Depreciation and amortisation(f) US$m
Iron Ore	39,582	27,592	17,323	3,947	2,023
Aluminium	12,695	4,382	2,468	1,372	1,289
Copper	7,827	3,969	1,579	1,548	1,103
Minerals	6,481	2,603	888	644	474
Reportable segments total	66,585	38,546	22,258	7,511	4,889
Other Operations	251	(28)	(84)	(11)	199
Inter-segment transactions	(268)	42	19
Product group total	66,568	38,560	22,193	7,500	5,088
Other items				117	106
Share of equity accounted units(a)	(3,073)			(294)	(497)
Proceeds from disposal of property, plant and equipment				61
Central pension costs, share-based payments & insurance & derivatives		110	133
Restructuring, project and one-off costs		(80)	(51)
Central costs		(613)	(585)
Central exploration and evaluation		(257)	(215)
Net interest			(95)
Consolidated sales revenue/Capital expenditure/Depreciation and amortisation(g)	63,495			7,384	4,697
Underlying EBITDA/Underlying earnings		37,720	21,380

Year ended 31 December 2020	Gross product sales(b) US$m	Underlying EBITDA(c) US$m	Underlying earnings(d) US$m	Capital expenditure(e) US$m	Depreciation and amortisation(f) US$m
Iron Ore	27,508	18,837	11,398	2,941	1,838
Aluminium	9,314	2,152	471	1,085	1,191
Copper (adjusted)	4,969	2,084	754	1,837	1,093
Minerals (adjusted)	5,170	1,710	580	455	452
Reportable segments total	46,961	24,783	13,203	6,318	4,574
Other Operations (adjusted)	321	24	(48)	2	199
Inter-segment transactions	(264)	(94)	(32)
Product group total	47,018	24,713	13,123	6,320	4,773
Other items				79	82
Share of equity accounted units(a)	(2,407)			(255)	(576)
Proceeds from disposal of property, plant and equipment				45
Central pension costs, share-based payments & insurance & derivatives		117	118
Restructuring, project and one-off costs		(133)	(108)
Central costs		(545)	(455)
Central exploration and evaluation		(250)	(216)
Net interest			(14)
Consolidated sales revenue/Capital expenditure/Depreciation and amortisation(g)	44,611			6,189	4,279
Underlying EBITDA/Underlying earnings		23,902	12,448

Year ended 31 December 2019	Gross product sales(b) US$m	Underlying EBITDA(c) US$m	Underlying earnings(d) US$m	Capital expenditure(e) US$m	Depreciation and amortisation(f) US$m
Iron Ore	24,075	16,098	9,638	1,741	1,723
Aluminium	10,340	2,285	599	1,456	1,312
Copper (adjusted)	5,196	1,918	575	2,048	1,176
Minerals (adjusted)	5,394	1,862	565	585	569
Reportable segments total	45,005	22,163	11,377	5,830	4,780
Other Operations (adjusted)	393	(22)	(64)	1	180
Inter-segment transactions	(31)	(9)	(3)
Product group total	45,367	22,132	11,310	5,831	4,960
Other items				64	77
Share of equity accounted units(a)	(2,202)			(456)	(653)
Proceeds from disposal of property, plant and equipment				49
Central pension costs, share-based payments & insurance & derivatives		59	60
Restructuring, project and one-off costs		(183)	(94)
Central costs		(496)	(550)
Central exploration and evaluation		(315)	(231)
Net interest			(122)
Consolidated sales revenue/Capital expenditure/Depreciation and amortisation(g)	43,165			5,488	4,384
Underlying EBITDA/Underlying earnings		21,197	10,373
(a)For Gross product sales - share of equity accounted units also includes adjustments for intra-subsidiary/equity accounted units sales.
(a)Gross product sales includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$3,117 million (2020: US$2,441 million; 2019: US$2,234 million) which are not included in consolidated sales revenue. Consolidated sales revenue includes subsidiary sales of US$44 million (2020: US$34 million; 2019: US$32 million) to equity accounted units which are not included in gross product sales.
(b)Underlying EBITDA represents profit before tax, net finance items, depreciation and amortisation excluding the EBITDA impact of the same items that are excluded in arriving at underlying earnings (as defined below). The reconciliation of underlying EBITDA to profit before taxation can be found on page 240.
(c)Underlying earnings represent net earnings attributable to the owners of Rio Tinto, adjusted to exclude items which do not reflect the underlying performance of the Groups operations.
Exclusions from underlying earnings are those gains and losses that individually, or in aggregate with similar items, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance.
The following items are excluded from net earnings in arriving at underlying earnings in each period irrespective of materiality:
–Net gains/(losses) on disposal of interests in businesses.
–Impairment charges and reversals.
–Profit/(loss) after tax from discontinued operations.
–Exchange and derivative gains and losses. This exclusion includes exchange gains/(losses) on external net debt and intragroup balances, unrealised gains/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, unrealised gains/(losses) on certain commodity derivatives not qualifying for hedge accounting, and unrealised gains/(losses) on embedded derivatives not qualifying for hedge accounting.
–Adjustments to closure provisions where the adjustment is associated to an impairment charge, for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
The reconciliation of underlying earnings to net earnings can be found on page 240.
(d)Capital expenditure for reportable segments comprises the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.
(e)Product group depreciation and amortisation for reportable segments include 100% of subsidiaries’ depreciation and amortisation and Rio Tinto’s share of the depreciation and amortisation of equity accounted units. Rio Tinto’s share of the depreciation and amortisation charge of equity accounted units is deducted to arrive at depreciation and amortisation as shown in the cash flow statement. These figures do not include impairment charges and reversals, which are excluded from underlying earnings.
(f)Capital expenditure and Depreciation and amortisation as reported in the cash flow statement.
2 Operating segments continued
Reconciliation of underlying EBITDA to profit before taxation

	2021 US$m	2020 US$m	2019 US$m
Underlying EBITDA	37,720	23,902	21,197
Depreciation and amortisation in subsidiaries and equity accounted units(a)	(5,022)	(4,650)	(4,925)
Taxation and finance items in equity accounted units	(759)	(443)	(296)
Finance items	(26)	(1,751)	(648)
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting (including exchange)	(51)	6	(260)
Impairment charges net of reversals	(269)	(1,272)	(3,487)
Gain on recognition of a new wharf at Kitimat, Canada	336	—	—
Change in closure estimates (non-operating and fully impaired sites)	(1,096)	(401)	—
Net losses on consolidation and disposal of interests in businesses	—	—	(291)
Other exclusions	—	—	(171)
Profit before taxation	30,833	15,391	11,119
(a)Depreciation and amortisation in subsidiaries and equity accounted units for the year ended 31 December 2021 is net of capitalised depreciation of US$54 million (31 December 2020: US$205 million; 31 December 2019: US$112 million).
Reconciliation of underlying earnings to net earnings
Underlying earnings are reported by Rio Tinto to provide greater understanding of the underlying business performance of its operations. Underlying earnings and net earnings both represent amounts attributable to owners of Rio Tinto. Exclusions from underlying earnings relating to equity accounted units are stated after tax and included in the column “Pre-tax”. Items (a) to (g) below are excluded from net earnings in arriving at underlying earnings.

	Pre-tax 2021 US$m	Taxation 2021 US$m	Non-controlling interests 2021 US$m	Net amount 2021 US$m	Net amount 2020 US$m	Net amount 2019 US$m
Underlying earnings	31,341	(8,482)	(1,479)	21,380	12,448	10,373
Items excluded from underlying earnings
Impairment charges net of reversals (note 6)	(269)	72	—	(197)	(1,115)	(1,658)
Losses on disposal of interest in business(a)	—	—	—	—	—	(291)
Exchange and derivative gains/(losses):
– Exchange gains/(losses) on external net debt, intragroup balances and derivatives(b)	800	(78)	4	726	(1,125)	51
– Losses on currency and interest rate derivatives not qualifying for hedge accounting(c)	(211)	88	(4)	(127)	(157)	(59)
– (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting(d)	(68)	17	(2)	(53)	18	(192)
Net losses from movements to closure estimates (non-operating and fully impaired sites)(e)	(1,096)	125	—	(971)	(300)	—
Gain on recognition of a new wharf at Kitimat, Canada(f)	336	—	—	336	—	—
Other exclusions(g)	—	—	—	—	—	(214)
Total excluded from underlying earnings	(508)	224	(2)	(286)	(2,679)	(2,363)
Net earnings	30,833	(8,258)	(1,481)	21,094	9,769	8,010
(a)In 2019, the net loss mainly related to the disposal of our entire 68.62% stake in Rössing Uranium on 16 July 2019 for which we recorded a pre-tax loss of US$289 million (US$289 million net of tax). Refer to note 36 for further details in respect of this transaction.
(b)Exchange gains/(losses) on external net debt and intragroup balances comprise post-tax foreign exchange losses on net debt of US$187 million offset by post-tax gains of US$913 million on intragroup balances, primarily as a result of the Australian dollar weakening against the US dollar. In 2020, exchange losses on external net debt and intragroup balances comprise post-tax foreign exchange losses on intragroup balances of US$1,330 million partially offset by post-tax gains of US$205 million on external net debt, primarily as a result of a stronger Australian dollar against the US dollar during the year. In 2019, exchange gains on external net debt and intragroup balances comprise post-tax foreign exchange gains on net debt of US$60 million and post-tax losses of US$9 million on intragroup balances, primarily as a result of the Canadian dollar strengthening against the US dollar. From 1 January 2019, all foreign exchange gains and losses relating to net debt are excluded from underlying earnings.
(c)Valuation changes on currency and interest rate derivatives, which are ineligible for hedge accounting, other than those embedded in commercial contracts, and the currency revaluation of embedded US dollar derivatives contained in contracts held by entities whose functional currency is not the US dollar.
(d)Valuation changes on derivatives, embedded in commercial contracts, that are ineligible for hedge accounting, but for which there will be an offsetting change in future Group earnings. Mark-to-market movements on commodity derivatives entered into with the commercial objective of achieving spot pricing for the underlying transaction at the date of settlement are included in underlying earnings.
(e)On 2 February 2022, Energy Resources of Australia released preliminary findings from its reforecast of the total undiscounted cost schedule for the Ranger rehabilitation project. Information available from this study resulted in the Group recording an increase to the closure provision of US$510 million at 31 December 2021. Other increases to closure estimates charged to the income statement in 2021 relate to Diavik, Gove refinery, and a number of the Group's legacy sites where the environmental damage preceded ownership by Rio Tinto. The adjustments at Energy Resources Australia and Gove refinery have been recognised in the income statement as these are non-operating sites, and excluded from underlying earnings due to the magnitude of the individual updates and materiality when aggregated. In 2020 we recognised an increase in the Diavik closure provision based on preliminary Pre-Feasibility Study findings. On completion of the study in 2021 a true up was recorded in the income statement and excluded from underlying earnings in line with the treatment of the initial increase in 2020, which was excluded from underlying earnings as Diavik was fully impaired during the year. Other closure costs excluded in 2020 were the increase in the Gove refinery closure provision offset by a decrease in the Argyle mine closure provision on completion of Pre-Feasibility Studies at each site. The 2020 comparative also included the net earnings impact (US$138 million loss) in respect of increases to Closure provisions in legacy and non-operating sites following a reduction to the closure discount rate to 1.5%. When further funding is required, no allocation is made to the non-controlling interests of partially owned legacy sites until the funding is received.
(f)On 3 December 2021 we gained control over a new wharf at Kitimat, Canada that was built and paid for by LNG Canada. The gain on recognition has been excluded from underlying earnings on the grounds of individual magnitude and consistency with the associated impairment charge, refer to note 6.
(g)In 2019, other exclusions included provisions for obligations in respect of legacy operations of US$246 million (loss of US$233 million after tax), partially offset by the write-back of a net realisable value provision in respect of low grade stockpile inventories at Oyu Tolgoi of US$75 million (gain of US$19 million after tax and non-controlling interests). As a result of increased uncertainty over timing of production from the Oyu Tolgoi underground project (refer to note 6), we expected to utilise low grade stockpiles sooner than previously forecast. This was excluded from underlying earnings, consistent with the related impairment charge recognised in 2019.